Warrant liability (Tables)	12 Months Ended
Mar. 31, 2026
Warrant Liability
Schedule of warrant liability
	2026	2025
	USD	USD

As at 1 April	-	-
Effect on merger acquisition	603,500	-
Change in fair value	(477,972)	-

As at 31 March	125,528	-

Schedule of fair value of the warrants

The fair value of the Warrants was estimated using a binomial lattice model (incorporating the Cox-Ross-Rubenstein methodology), and was as follows:

2026
USD

Fair value of Public Warrants per share	0.01
Fair value of Private Placement Warrants per share	0.01

Schedule of level 3 fair value inputs
2026
USD

Volatility	35.4%
Expected term (in years)	4.58 years
Risk-free rate	3.86%